Notes payable (Tables)	12 Months Ended
Dec. 31, 2020
Notes Payable [Abstract]
Notes payable
	As at December 31,	As at December 31,
USD'000	2020	2019
Short-term loan	4,030	4,022
Short-term loan from shareholders	85	82
Total notes payable	4,115	4,104